RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 8.      RELATED PARTY TRANSACTIONS.

For the three and six months ended October 31, 2014, the Company’s majority shareholder advanced the Company $0 and $60, respectively, for general expenses and the Company made repayments of shareholder’s advances in the amount of $553, and $44,676, respectively. In addition, the Company’s majority shareholder paid the payroll expense and other general expenses with the total amount $0 and $8,290, respectively on behalf of the Company for the three and six months ended October 31, 2014. The advances are non-interest bearing, due upon demand and unsecured. At October 31, 2014 and April 30, 2014, the Company’s advances from a shareholder amounted to $3,529 and $39,855, respectively.

NOTE 3 RELATED PARTY TRANSACTIONS

For the year ended April 30, 2014, the Company’s majority shareholder loaned the Company $58,449 for general expenses and professional fees and the Company repaid the major shareholder $48,040. The loans are non-interest bearing, due upon demand and unsecured. For the year ended April 30, 2013, a former Director had loaned the Company $600 for professional fees and the Company’s majority shareholder loaned the Company $27,113 for general expenses and professional fees. The loans are non-interest bearing, due upon demand and unsecured. In connection with the change of control on March 12, 2013, a former director forgave the loans of $3,785 and the amount was recorded by the Company as contributed capital. At April 30, 2014 and 2013, the Company’s loans from the major shareholder amounted to $37,522 and $27,113, respectively.

Other payables-related parties consist of accrued salary payable to the Company’s officers. The amounts are expected to be repaid in the form of cash. At April 30, 2014 and 2013, the Company’s other payable- related parties to $2,333 and $0, respectively.